UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 90.3%
	AUSTRALIA – 5.1%
172,000	Newcrest Mining Ltd.*	$3,267,725

	BRAZIL – 8.3%
310,000	Ambev S.A. - ADR	1,791,800
623,856	Cia Energetica de Minas Gerais - ADR	1,728,081
119,200	Telefonica Brasil S.A. - ADR	1,804,688
		5,324,569
	CANADA – 16.0%
179,200	Barrick Gold Corp.	3,917,312
114,500	Goldcorp, Inc.	2,047,260
750,708	Yamana Gold, Inc.	4,286,543
		10,251,115
	CHILE – 1.5%
1,544,742	Aguas Andinas S.A. - A Shares	933,830

	FRANCE – 4.5%
25,900	Casino Guichard Perrachon S.A.	1,402,856
19,380	Danone S.A.	1,492,336
		2,895,192
	GERMANY – 3.3%
19,500	Bayer A.G.	2,097,585

	HONG KONG – 3.5%
183,500	China Mobile Ltd.	2,262,293

	NETHERLANDS – 2.7%
65,332	Royal Dutch Shell PLC - A Shares	1,693,008

	NEW ZEALAND – 4.7%
304,920	SKY Network Television Ltd.	1,076,810
670,410	Spark New Zealand Ltd.	1,909,993
		2,986,803
	NORWAY – 2.3%
94,870	Statoil ASA	1,493,237

	PANAMA – 2.7%
26,000	Copa Holdings S.A. - A Shares	1,742,000

	SINGAPORE – 3.0%
620,700	Singapore Telecommunications Ltd.	1,935,203

	SOUTH KOREA – 3.3%
1,530	Samsung Electronics Co., Ltd.	2,102,102

	SWEDEN – 1.4%
115,000	Telefonaktiebolaget LM Ericsson - ADR	859,050

	SWITZERLAND – 7.3%
22,000	Nestle S.A.	1,763,723
25,300	Novartis A.G. - ADR	2,106,478

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
25,500	Roche Holding A.G. - ADR	$818,295
		4,688,496
	THAILAND – 3.1%
2,525,000	Thai Beverage PCL	1,949,262

	TURKEY – 2.1%
157,200	Turkcell Iletisim Hizmetleri AS - ADR*	1,356,636

	UNITED KINGDOM – 8.7%
13,807	British American Tobacco PLC - ADR	1,763,016
45,900	GlaxoSmithKline PLC - ADR	2,068,713
568,470	Vodafone Group PLC	1,727,002
		5,558,731
	UNITED STATES – 6.8%
66,500	Newmont Mining Corp.	2,926,000
14,395	Philip Morris International, Inc.	1,443,243
		4,369,243
	TOTAL COMMON STOCKS (Cost $55,329,817)	57,766,080

Principal Amount

	SHORT-TERM INVESTMENTS – 9.4%
$6,013,126	UMB Money Market Fiduciary, 0.010%[1]	6,013,126

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,013,126)	6,013,126

	TOTAL INVESTMENTS – 99.7% (Cost $61,342,943)	63,779,206
	Other Assets in Excess of Liabilities – 0.3%	216,840

	TOTAL NET ASSETS – 100.0%	$63,996,046

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

COMMON STOCKS – 0.0%
UNITED STATES – 0.0%
9,835	Hycroft Mining Corp.*5,6	$—

	TOTAL COMMON STOCKS (Cost $1,585,230)	—

Principal Amount

	FIXED INCOME SECURITIES – 88.3%
	AUSTRALIA – 8.9%
$1,200,000	Australia Government Bond 3.250%, 6/21/2039	1,030,550
1,000,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	806,287
	Queensland Treasury Corp.
1,000,000	6.000%, 6/14/2021	911,087
1,500,000	5.750%, 7/22/2024	1,434,321
		4,182,245
	BRAZIL – 0.7%
1,000,000	Brazilian Government International Bond 12.500%, 1/5/2022	331,159

	CANADA – 9.4%
	Canadian Government Bond
2,000,000	2.500%, 6/1/2024	1,718,817
1,000,000	1.500%, 6/1/2026	796,699
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	382,915
750,000	Province of Ontario Canada 1.900%, 9/8/2017	582,096
1,250,000	Sirius XM Canada Holdings, Inc. 5.625%, 4/23/2021[1,2]	957,341
		4,437,868
	CAYMAN ISLANDS – 3.1%
5,000,000	AmBev International Finance Co., Ltd. 9.500%, 7/24/2017	1,481,156

	CHILE – 4.5%
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	1,195,891
600,000,000	Telefonica Moviles Chile S.A. 6.300%, 11/15/2016	921,286
		2,117,177
	GERMANY – 6.1%
	KFW
14,500,000	5.000%, 5/22/2019	1,913,408

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Principal Amount		Value

	FIXED INCOME SECURITIES (Continued)
	GERMANY (Continued)
$7,000,000	3.500%, 1/22/2021	$945,928
		2,859,336
	MALAYSIA – 5.4%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	2,558,580

	MEXICO – 4.8%
42,000,000	Mexican Bonos 5.000%, 6/15/2017	2,243,866

	NEW ZEALAND – 9.0%
2,000,000	Fonterra Co-operative Group Ltd. 5.520%, 2/25/2020	1,544,927
	New Zealand Government Bond
2,100,000	3.000%, 9/20/2030	1,847,061
1,000,000	3.500%, 4/14/2033	819,200
		4,211,188
	NORWAY – 2.8%
6,000,000	Kommunalbanken A.S. 2.875%, 5/16/2017	721,185
5,000,000	Marine Harvest A.S.A. 4.500%, 3/12/2018[1,3]	607,429
		1,328,614
	PERU – 3.5%
5,000,000	Peruvian Government International Bond 7.840%, 8/12/2020	1,638,421

	POLAND – 4.6%
	Poland Government Bond
3,000,000	4.750%, 10/25/2016	775,579
2,500,000	1.790%, 1/25/2017[3]	641,536
3,000,000	1.790%, 1/25/2018[3]	771,305
		2,188,420
	SINGAPORE – 4.8%
2,000,000	Genting Singapore PLC 5.125%, 3/29/2049[1,3]	1,495,055
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[1,3]	754,593
		2,249,648
	SOUTH KOREA – 2.8%
1,750,000	Korea Development Bank 5.250%, 4/3/2018	1,302,225

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Principal Amount		Value

	FIXED INCOME SECURITIES (Continued)
	SWEDEN – 1.8%
$4,000,000	Magnolia Bostad A.B. 6.250%, 4/28/2020[1,3]	$470,398
3,000,000	Tele2 A.B. 4.875%, 5/15/2017	363,313
		833,711
	SWITZERLAND – 5.1%
1,750,000	Switzerland Government Bond 1.250%, 6/27/2037	2,376,598

	UNITED KINGDOM – 8.5%
28,000,000,000	European Bank for Reconstruction & Development 7.375%, 4/15/2019	2,153,040
500,000	GlaxoSmithKline Capital PLC 4.250%, 12/18/2045	917,257
500,000	United Kingdom Gilt 4.250%, 6/7/2032	951,165
		4,021,462
	UNITED STATES – 2.5%
1,000,000	Newmont Mining Corp. 6.250%, 10/1/2039	1,163,011

	TOTAL FIXED INCOME SECURITIES (Cost $49,253,192)	41,524,685

	SHORT-TERM INVESTMENTS – 10.4%
4,881,132	UMB Money Market Fiduciary, 0.010%[4]	4,881,132

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,881,132)	4,881,132

	TOTAL INVESTMENTS – 98.7% (Cost $55,719,554)	46,405,817
	Other Assets in Excess of Liabilities – 1.3%	603,039

	TOTAL NET ASSETS – 100.0%	$47,008,856

PLC – Public Limited Company

*	Non-income producing security.
[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $957,341.
[3]	Variable, floating or step rate security.
[4]	The rate is the annualized seven-day yield at period end.
[5]	Illiquid Security. The total illiquid securities represent 0% of Net Assets.
[6]	Fair value under procedures established by the Board of Trustees, represents 0% of Net Assets.

See accompanying Notes to Schedule of Investments.

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 90.9%
	AUSTRALIA – 3.5%
507,000	Telstra Corp. Ltd.	$2,223,110

	BRAZIL – 10.1%
325,151	Ambev S.A. - ADR	1,879,373
818,400	Cia Energetica de Minas Gerais - ADR	2,266,968
142,200	Telefonica Brasil S.A. - ADR	2,152,908
		6,299,249
	CANADA – 4.6%
43,650	BCE, Inc.	2,090,399
91,047	Freehold Royalties Ltd.	776,797
		2,867,196
	CHILE – 3.3%
3,392,000	Aguas Andinas S.A. - A Shares	2,050,537

	FRANCE – 11.2%
26,250	Casino Guichard Perrachon S.A.	1,421,814
22,700	Danone S.A.	1,747,989
110,600	Engie S.A.	1,820,665
41,780	TOTAL S.A. - ADR	2,009,618
		7,000,086
	GERMANY – 3.5%
20,200	Bayer A.G.	2,172,883

	HONG KONG – 3.7%
187,000	China Mobile Ltd.	2,305,443

	NETHERLANDS – 2.8%
34,080	Royal Dutch Shell PLC - Class A - ADR	1,765,003

	NEW ZEALAND – 8.4%
1,849,000	Kiwi Property Group Ltd.	2,083,079
304,922	SKY Network Television Ltd.	1,076,817
728,000	Spark New Zealand Ltd.	2,074,067
		5,233,963
	NORWAY – 6.0%
104,100	Statoil A.S.A. - ADR	1,656,231
126,900	Telenor A.S.A.	2,119,211
		3,775,442
	SINGAPORE – 6.9%
696,000	Singapore Telecommunications Ltd.	2,169,971
3,612,961	Starhill Global - REIT	2,155,866
		4,325,837
	SWEDEN – 1.9%
158,800	Telefonaktiebolaget LM Ericsson - ADR	1,186,236

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND – 6.3%
24,296	Novartis A.G. - ADR	$2,022,885
59,481	Roche Holding A.G. - ADR	1,908,745
		3,931,630
	TURKEY – 2.3%
164,700	Turkcell Iletisim Hizmetleri AS - ADR*	1,421,361

	UNITED KINGDOM – 11.9%
16,500	British American Tobacco PLC - ADR	2,106,885
41,200	GlaxoSmithKline PLC - ADR	1,856,884
36,450	Unilever N.V.	1,681,074
584,109	Vodafone Group PLC	1,774,513
		7,419,356
	UNITED STATES – 4.5%
51,950	Newmont Mining Corp.	2,285,800
5,000	Philip Morris International, Inc.	501,300
		2,787,100
	TOTAL COMMON STOCKS (Cost $60,377,438)	56,764,432

Principal Amount

	SHORT-TERM INVESTMENTS – 8.6%
$5,369,706	UMB Money Market Fiduciary, 0.010%[1]	5,369,706

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,369,706)	5,369,706

	TOTAL INVESTMENTS – 99.5% (Cost $65,747,144)	62,134,138
	Other Assets in Excess of Liabilities – 0.5%	339,046

	TOTAL NET ASSETS – 100.0%	$62,473,184

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.1%
	AUSTRALIA – 0.0%
65,082	iSentric Ltd.*	$4,797

	CHILE – 2.3%
215,000	Forus S.A.	771,622
345,400	Vina Concha y Toro S.A.	595,989
		1,367,611
	CHINA – 9.9%
70,000	Baozun, Inc. - ADR*	494,900
2,700,000	China Forestry Holdings Co., Ltd.*3,4	—
540,000	Haitian International Holdings Ltd.	906,566
1,000,000	Nexteer Automotive Group Ltd.	991,841
550,000	Techtronic Industries Co., Ltd.	2,329,107
600,000	Vitasoy International Holdings Ltd.	1,138,959
		5,861,373
	INDIA – 20.1%
66,000	Amara Raja Batteries Ltd.	926,710
140,000	Bajaj Corp. Ltd.	818,741
333,437	CCL Products India Ltd.	1,289,375
449,000	City Union Bank Ltd.	871,872
310,000	Jyothy Laboratories Ltd.	1,334,039
145,000	LIC Housing Finance Ltd.	1,127,506
72,000	Mindtree Ltd.	622,569
130,000	Natco Pharma Ltd.	1,228,655
50,000	Strides Shasun Ltd.	870,390
187,848	Syngene International Ltd.[1]	1,173,280
290,000	Vakrangee Ltd.	812,182
550,000	Welspun India Ltd.	841,150
		11,916,469
	INDONESIA – 4.1%
8,000,000	Ace Hardware Indonesia Tbk P.T.	593,201
1,300,000	Kino Indonesia Tbk P.T.	630,225
2,287,100	Mitra Adiperkasa Tbk P.T.*	830,475
1,000,000	Nippon Indosari Corp.indo Tbk P.T.	119,581
900,000	Ultrajaya Milk Industry & Trading Co. Tbk P.T.*	287,718
		2,461,200
	LUXEMBOURG – 1.6%
450,000	L'Occitane International S.A.	940,160

	MALAYSIA – 1.1%
879,400	Globetronics Technology BHD	627,084

	MEXICO – 13.6%
335,000	Alsea S.A.B. de C.V.	1,194,744
225,000	Banregio Grupo Financiero S.A.B. de C.V.	1,289,040

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
443,800	Bolsa Mexicana de Valores S.A.B. de C.V.	$786,295
948,604	Consorcio ARA S.A.B. de C.V.	350,098
40,000	Gruma S.A.B. de C.V. - Class B	575,296
245,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,523,704
181,000	Industrias Bachoco S.A.B. de C.V.	785,106
400,000	La Comer S.A.B. de C.V.*	356,053
845,500	Qualitas Controladora S.A.B. de C.V.	1,186,857
		8,047,193
	PHILIPPINES – 10.7%
7,300,000	D&L Industries, Inc.	1,539,369
40,000	GT Capital Holdings, Inc.	1,308,160
1,200,000	Puregold Price Club, Inc.	1,222,670
600,000	Robinsons Retail Holdings, Inc.	1,097,916
150,000	Security Bank Corp.	697,679
120,000	Universal Robina Corp.	510,890
		6,376,684
	ROMANIA – 2.0%
2,048,310	Banca Transilvania S.A.	1,173,586

	SOUTH KOREA – 13.4%
13,000	CJ E&M Corp.	825,402
30,000	DuzonBizon Co., Ltd.	623,334
8,200	Hanssem Co., Ltd.	1,260,251
9,433	LIG Nex1 Co., Ltd.	880,912
11,000	Loen Entertainment, Inc.*	796,345
10,000	NUTRIBIOTECH Co., Ltd.*	624,874
16,000	Seegene, Inc.*	519,651
26,000	Value Added Technologies Co., Ltd.	908,249
34,000	Vieworks Co., Ltd.	1,512,880
		7,951,898
	TAIWAN – 8.1%
80,000	Cub Elecparts, Inc.	970,073
160,000	Gourmet Master Co., Ltd.	1,711,782
185,000	Hota Industrial Manufacturing Co., Ltd.	842,756
41,410	Poya International Co., Ltd.	511,093
50,000	Voltronic Power Technology Corp.	796,777
		4,832,481
	THAILAND – 5.0%
400,000	Robinson Department Store PCL	758,960
4,000,000	Taokaenoi Food & Marketing PCL	2,227,964
		2,986,924

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	VIETNAM – 2.2%
220,987	Mobile World Investment Corp.	$1,328,879

	TOTAL COMMON STOCKS (Cost $45,778,360)	55,876,339

	WARRANTS – 0.0%
	MALAYSIA – 0.0%
33,332	KPJ Healthcare BHD, Expiration Date: January 24, 2019*	6,141

	TOTAL WARRANTS (Cost $0)	6,141

Principal Amount

	SHORT-TERM INVESTMENTS – 4.7%
$2,764,830	UMB Money Market Fiduciary, 0.010%[2]	2,764,830

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,764,830)	2,764,830

	TOTAL INVESTMENTS – 98.8% (Cost $48,543,190)	58,647,310
	Other Assets in Excess of Liabilities – 1.2%	742,018

	TOTAL NET ASSETS – 100.0%	$59,389,328

ADR – American Depositary Receipt
PCL – Public Company Limited

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,173,280.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Fair value under procedures established by the Board of Trustees, represents 0.00% of Net Assets.
[4]	Illiquid Security. The total illiquid securities represent 0.00% of Net Assets.

See accompanying Notes to Schedule of Investments.

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.2%
	GOLD MINING – 29.1%
90,120	Agnico Eagle Mines Ltd.	$5,239,577
10,000	B2Gold Corp.*1	31,324
1,223,600	B2Gold Corp.*	3,829,868
334,000	Eldorado Gold Corp.	1,366,060
150,980	Goldcorp, Inc.	2,699,523
355,000	Mandalay Resources Corp.[1]	307,230
885,990	New Gold, Inc.*	4,607,148
20,000	Randgold Resources Ltd. - ADR	2,352,200
4,000	Torex Gold Resources, Inc.*1	82,959
779,100	Yamana Gold, Inc.	4,448,661
		24,964,550
	ROYALTY COMPANIES – 17.5%
80,096	Franco-Nevada Corp.[1]	6,169,795
307,120	Osisko Gold Royalties Ltd.[1]	4,078,625
56,200	Royal Gold, Inc.	4,751,148
89,830	Solitario Exploration & Royalty Corp.*	68,271
		15,067,839
	PRECIOUS METALS DEVELOPMENTAL – 11.8%
165,000	Almaden Minerals Ltd.*1, 2	251,474
2,085,470	Almaden Minerals Ltd. - Class B*	3,149,060
430,000	Almaden Minerals Ltd. - Class B*1	655,357
160,000	Atlantic Gold Corp.*1	112,736
50,000	GoGold Resources, Inc.*1	44,804
845,500	Midas Gold Corp.*1	692,874
425,431	Pretium Resources, Inc.*	5,054,120
1,413,000	Sunridge Gold Corp.*1, 3	43,287
1,010,000	West Kirkland Mining, Inc.*1	104,427
		10,108,139
	PRECIOUS METALS EXPLORATION – 24.6%
99,000	Almadex Minerals Ltd.*1, 2	32,982
1,509,282	Almadex Minerals Ltd.*1	502,824
200,000	Azimut Exploration, Inc.*1, 2	59,738
881,057	Callinex Mines, Inc.*1, 2	236,172
1,500,000	Callinex Mines, Inc.*1, 2	402,083
703,500	Cartier Resources, Inc.*1	80,819
2,046,213	Eurasian Minerals, Inc.*	2,250,834
2,193,000	Evrim Resources Corp.*1, 4	537,459
750,000	Evrim Resources Corp.*1, 2	183,809
453,500	Maya Gold & Silver, Inc.*1	53,835
716,666	Medgold Resources Corp.*1	87,820
3,440,000	Medgold Resources Corp.*1, 2	421,536
1,000,000	Medgold Resources Corp.*1, 2	122,540

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
1,207,000	Midland Exploration, Inc.*1	$998,361
2,400,000	Midland Exploration, Inc.*1, 2	1,985,142
609,000	Midland Exploration, Inc.*1, 2	503,730
1,080,000	Millrock Resources, Inc.*1, 2	421,843
2,766,000	Miranda Gold Corp.*1	285,985
4,970,000	Miranda Gold Corp.*1, 2	513,862
680,200	Mirasol Resources Ltd.*1	1,526,374
1,000,000	Mundoro Capital, Inc.*1	91,905
200,000	Orezone Gold Corp.*1	179,214
246,400	Osisko Mining, Inc.*1	466,116
417,000	Osisko Mining, Inc.*1, 2	788,841
2,767,000	Radius Gold, Inc.*1	243,705
250,000	Renaissance Gold, Inc.*1	80,417
3,763,400	Revelo Resources Corp.*1	259,406
2,050,000	Revelo Resources Corp.*1, 2	141,303
873,500	Riverside Resources, Inc.*1	291,011
250,000	Skeena Resources Ltd.*1	30,635
19,683,333	Skeena Resources Ltd.*1, 2	2,411,988
1,000,000	Thunderstruck Resources Ltd.*1, 2	30,635
480,000	Tri Origin Exploration Ltd.*1	25,733
5,000,000	Tri Origin Exploration Ltd.*1, 2	268,055
2,836,365	Vista Gold Corp.*	4,566,548
		21,083,260
	SILVER: EXPLORATION AND MINING – 4.0%
68,266	Fortuna Silver Mines, Inc.*	595,280
1,250,000	Golden Arrow Resources Corp.*1	1,177,529
650,000	Golden Arrow Resources Corp.*1, 2	612,315
26,500	Pan American Silver Corp.	516,750
19,000	Silver Wheaton Corp.	529,530
		3,431,404
	DIVERSIFIED EXPLORATION AND MINING – 5.2%
79,010	Altius Minerals Corp.[1]	642,028
130,000	Bitterroot Resources Ltd.*1	4,480
8,000	Freeport-McMoRan, Inc.	103,680
261,000	Lara Exploration Ltd.*1	269,855
354,600	Lara Exploration Ltd.*1, 2	366,631
927,000	Nevsun Resources Ltd.[1]	3,067,045
		4,453,719
	TOTAL COMMON STOCKS (Cost $55,043,624)	79,108,911

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	INVESTMENT MANAGEMENT COMPANIES – 2.8%
	PRECIOUS METALS – 2.4%
71,000	Sprott Gold Miners - ETF	$2,045,510

	BULLION – 0.4%
5,400	Central Fund of Canada Ltd. - Class A1	79,110
200	ZKB Gold - Class A - ETF*1	262,170
		341,280
	TOTAL INVESTMENT MANAGEMENT COMPANIES (Cost $1,670,580)	2,386,790

	WARRANTS – 1.3%
	DIVERSIFIED EXPLORATION AND MINING – 0.0%
177,300	Lara Exploration Ltd., Expiration Date: July 21, 2018*1, 2, 3	—

	SILVER: EXPLORATION AND MINING – 0.1%
325,000	Golden Arrow Resources Corp., Expiration Date: January 11, 2018*1, 2, 3	57,249

	PRECIOUS METALS DEVELOPMENTAL – 0.0%
1,010,000	West Kirkland Mining, Inc., Expiration Date: April 17, 2019*1, 2	15,471
330,000	West Kirkland Mining, Inc., Expiration Date: April 17, 2019*1	5,055
		20,526
	PRECIOUS METALS EXPLORATION – 1.2%
100,000	Azimut Exploration, Inc., Expiration Date: July 21, 2018*1, 2, 3	—
750,000	Callinex Mines, Inc., Expiration Date: May 30, 2018*1, 2, 3	—
60,000	Dalradian Resources, Inc., Expiration Date: August 1, 2017*1, 2, 3	230
750,000	Evrim Resources Corp., Expiration Date: December 16, 2020*1, 2, 3	37,336
1,227,900	Iron Creek Capital Corp., Expiration Date: April 17, 2019*1, 2, 3	—
300,000	Kiska Metals Corp., Expiration Date: February 28, 2017*1, 2, 3	—
540,000	Medgold Resources Corp., Expiration Date: February 18, 2017*1, 2, 3	2,068
1,000,000	Medgold Resources Corp., Expiration Date: February 4, 2017*1, 2, 3	3,830
2,900,000	Medgold Resources Corp., Expiration Date: October 13, 2017*1, 2, 3	—
2,400,000	Midland Exploration, Inc., Expiration Date: April 30, 2018*1, 2, 3	229,762
304,500	Midland Exploration, Inc., Expiration Date: December 2, 2016*1, 2, 3	—
1,080,000	Millrock Resources, Inc., Expiration Date: May 26, 2019*1, 2, 3	53,764
4,970,000	Miranda Gold Corp., Expiration Date: June 10, 2021*1, 2, 3	47,580
417,000	Osisko Mining, Inc., Expiration Date: January 29, 2019*1, 2, 3	327,353
1,025,000	Revelo Resources Corp., Expiration Date: June 14, 2018*1, 2, 3	—
3,125,000	Skeena Resources, Inc., Expiration Date: July 5, 2019*1, 2, 3	83,767
5,100,000	Skeena Resources, Inc., Expiration Date: October 27, 2016*1, 2, 3	214,827
500,000	Thunderstruck Resources Ltd., Expiration Date: November 4, 2017*1, 2, 3	—
5,000,000	Tri Origin Exploration Ltd., Expiration Date: October 1, 2017*1, 2, 3	—
		1,000,517
	TOTAL WARRANTS (Cost $10,153)	1,078,292

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 0.1%
	CALL OPTIONS – 0.1%
	Goldcorp, Inc.
80	Exercise Price: $25, Expiration Date: January 21, 2017*	$2,880
100	Exercise Price: $27, Expiration Date: January 21, 2017*	2,450
50	Exercise Price: $17, Expiration Date: January 20, 2018*	20,250
	New Gold, Inc.
100	Exercise Price: $5, Expiration Date: January 21, 2017*	9,500
200	Exercise Price: $7, Expiration Date: January 21, 2017*	7,400
	Royal Gold, Inc.
20	Exercise Price: $58, Expiration Date: January 20, 2018*	62,600
	Yamana Gold Corp.
100	Exercise Price: $5, Expiration Date: January 21, 2017*	13,600

	TOTAL CALL OPTIONS (Cost $84,490)	118,680

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $84,490)	118,680

Principal Amount

	SHORT-TERM INVESTMENTS – 3.5%
$2,994,861	UMB Money Market Fiduciary, 0.010%[5]	2,994,861

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,994,861)	2,994,861

	TOTAL INVESTMENTS – 99.9% (Cost $59,803,708)	85,687,534
	Other Assets in Excess of Liabilities – 0.1%	67,724

	TOTAL NET ASSETS – 100.0%	$85,755,258

ADR – American Depositary Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees. The aggregate value of such investments is 12.63% of net assets.
[3]	Fair value under procedures established by the Board of Trustees, represents 1.28% of Net Assets.
[4]	Affiliated company.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Euro Pacific Funds
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2016 (Unaudited)

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Small Companies Fund (formerly known as EP Asia Small Companies Fund) (the “Emerging Markets Small Companies Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).   The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation.  The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation.  The Gold Fund is authorized to issue Class A shares.  The International Value Fund, International Bond Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Small Companies Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Euro Pacific Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Euro Pacific Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

Note 3 – Federal Income Taxes
At July 31, 2016, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund

Cost of investments	$61,373,590	$55,719,554	$65,758,023	$48,543,190

Gross unrealized appreciation	$10,937,222	$934,726	$4,455,812	$13,004,471
Gross unrealized depreciation	(8,531,606)	(10,248,463)	(8,079,697)	(2,900,351)
Net unrealized appreciation/(depreciation) on investments	$2,405,616	$(9,313,737)	$(3,623,885)	$10,104,120

Gold Fund

Cost of investments	$60,232,265

Gross unrealized appreciation	$29,628,241
Gross unrealized depreciation	(4,172,972)
Net unrealized appreciation on investments	$25,455,269

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Euro Pacific Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2016, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]
Basic Materials	$16,444,840	$—	$—	$16,444,840
Communications	12,931,675	—	—	12,931,675
Consumer, Cyclical	1,742,000	—	—	1,742,000
Consumer, Non-cyclical	18,697,307	—	—	18,697,307
Energy	3,186,245	—	—	3,186,245
Technology	2,102,102	—	—	2,102,102
Utilities	2,661,911	—	—	2,661,911
Short-Term Investments	6,013,126	—	—	6,013,126
Total Investments	$63,779,206	$—	$—	$63,779,206

Euro Pacific Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

International Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$—	$—	$—	$—
Bonds
Basic Materials	—	1,163,011	—	1,163,011
Communications	—	2,241,940	—	2,241,940
Consumer, Cyclical	—	1,495,055	—	1,495,055
Consumer, Non-cyclical	—	5,357,056	—	5,357,056
Diversified	—	754,593	—	754,593
Financial	—	5,827,850	—	5,827,850
Government	—	24,302,265	—	24,302,265
Utilities	—	382,915	—	382,915
Short-Term Investments	4,881,132	—	—	4,881,132
Total Investments	$4,881,132	$41,524,685	$—	$46,405,817

International Dividend Income Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]
Basic Materials	$2,285,800	$—	$—	$2,285,800
Communications	20,594,036	—	—	20,594,036
Consumer, Non-cyclical	17,299,832	—	—	17,299,832
Energy	6,207,649	—	—	6,207,649
Financial	4,238,945	—	—	4,238,945
Utilities	6,138,170	—	—	6,138,170
Short-Term Investments	5,369,706	—	—	5,369,706
Total Investments	$62,134,138	$—	$—	$62,134,138

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$—	$—	$—	$—
Communications	494,900	825,402	—	1,320,302
Consumer, Cyclical	4,525,413	12,534,721	—	17,060,134
Consumer, Non-cyclical	4,189,152	14,816,813	—	19,005,965
Financial	3,262,192	5,178,804	—	8,440,996
Industrial	1,523,704	5,840,071	—	7,363,775
Technology	812,182	1,872,987	—	2,685,169
Warrants	6,141	—	—	6,141
Short-Term Investments	2,764,830	—	—	2,764,830
Total Investments	$17,578,514	$41,068,798	$—	$58,647,312

Euro Pacific Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

Gold Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks
Gold Mining	$24,964,550	$-	$-	$24,964,550
Royalty Companies	15,067,839	-	-	15,067,839
Precious Metals Developmental	10,064,852	-	43,287	10,108,139
Precious Metals Exploration	21,083,260	-	-	21,083,260
Silver: Exploration and Mining	3,431,404	-	-	3,431,404
Diversified Exploration and Mining	4,453,719	-	-	4,453,719
Investment Management Companies
Precious Metals	2,045,510	-	-	2,045,510
Bullion	341,280	-	-	341,280
Warrants
Diversified Exploration and Mining	-	-	-	-
Silver: Exploration and Mining	-	-	57,249	57,249
Precious Metals Developmental	20,526	-	-	20,526
Precious Metals Exploration	-	-	1,000,517	1,000,517
Purchased Call Options Contracts	53,630	65,050	-	118,680
Short-Term Investments	2,994,861	-	-	2,994,861
Total Investments	$84,521,431	$65,050	$1,101,053	$85,687,534

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the schedule of investments.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period.  International Value Fund, International Bond Fund and International Dividend Income Fund had no transfers between Levels at period end.  The following is a reconciliation of transfers between Levels for the Emerging Markets Small Companies Fund and Gold Fund from October 31, 2015 to July 31, 2016, represented by recognizing the July 31, 2016 market value of securities:

	Emerging Markets Small Companies Fund	Gold Fund
Transfers into Level 1	$4,797	$33,380
Transfers out of Level 1	(1,460,999)	(43,287)
Net transfers in (out) of Level 1	$(1,456,202)	$(9,907)

Transfers into Level 2	$1,460,999	$-
Transfers out of Level 2	(4,797)	(33,380)
Net transfers in (out) of Level 2	$1,456,202	$(33,380)

Transfers into Level 3	$-	$43,287
Transfers out of Level 3	-	-
Net transfers in (out) of Level 3	$-	$43,287

Euro Pacific Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Bond Fund	Emerging Markets Small Companies Fund	Gold Fund
Beginning balance October 31, 2015	$41,768	$-	$-
Transfers into Level 3 during the period	-	-	656,234
Transfers out of Level 3 during the period	-	-	-
Total realized gain/(loss)	-	-	-
Total unrealized appreciation/(depreciation)	(41,768)	-	444,819
Net purchases	-	-	-
Net sales	-	-	-
Balance as of July 31, 2016	$-	$-	$1,101,053

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2016:

	Fair Value July 31, 2016	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
Emerging Markets Small Companies Fund - Common Stocks	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Decrease

Gold Fund - Common Stocks	$43,287	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Increase

Gold Fund - Warrants	$1,057,766	Fair Value Pricing	Discount for lack of marketability	10%	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Euro Pacific Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

Note 5 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of July 31, 2016 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value			Unrealized		Dividends	Net
Fund/Security	Beginning		Sales	Appreciation	Value End	Credited	Realized
Description	of Period	Purchases	Proceeds	(Depreciation)	of Period	to Income	Gain
Gold Fund
Evrim Resources Corp.(1)	$222,218	$-	$-	$315,241	$537,459	$-	$-

	Shares			Shares
Fund/Security	Beginning			End
Description	of Period	Purchases	Sales	of Period
Gold Fund
Evrim Resources Corp.(1)	2,193,000	-	-	2,193,000

(1)	No longer affiliated as of July 31, 2016.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/16

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/16

* Print the name and title of each signing officer under his or her signature.